6. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison Claims Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2020		Jan. 31, 2019		Jan. 31, 2018
Details
Morrison Claims, Starting balance	$ 24,870,119	[1]	$ 24,864,119		$ 24,821,100
Additions
Assays	0		0		7,000
Staking and recording	0		0		369
Environmental
Sub-contracts and labour	0		0		8,720
Travel	0		0		842
Sub-contracts and labour	0		6,000		18,088
Sub-contracts and labour - related parties	0		0		8,000
Total Exploration and evaluation costs	10,540		6,000		43,019
Geological and geophysical	10,540		0		0
Scoping/Feasibility study
Morrison Claims, Ending balance	$ 24,880,659	[1]	$ 24,870,119	[1]	$ 24,864,119

[1]	Note 6